RELATED PARTY TRANSACTIONS (Compensation expense recognized for key management personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Related Party [Abstract]
Short-term employee benefits	$ 5,950	$ 7,894
Post-employment benefits	199	181
Termination benefits	4,431	0
Share-based payments	18,376	24,826
Key management personnel compensation	$ 28,956	$ 32,901